Earnings per share (Tables)	12 Months Ended
Mar. 31, 2015
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2013	2014	2015
Basic—
Net income attributable to NHI shareholders	¥107,234	¥213,591	¥224,785

Weighted average number of shares outstanding	3,692,795,953	3,709,830,989	3,645,514,878

Net income attributable to NHI shareholders per share	¥29.04	¥57.57	¥61.66

Diluted—
Net income attributable to NHI shareholders	¥107,181	¥213,561	¥224,726

Weighted average number of shares outstanding	3,777,360,671	3,826,496,369	3,743,690,088

Net income attributable to NHI shareholders per share	¥28.37	¥55.81	¥60.03